MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION) (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 09, 2024	Dec. 18, 2023	Sep. 09, 2022	Mar. 31, 2024	Nov. 30, 2022
Business Acquisition [Line Items]
Exercised, shares			8,591,072
Conversion of stock, shares converted			2,156,250
Conversion of stock, shares issued			1,972,896
Splits unit			476,890
Number of shares issued			909,875
Stock issued during period, value, other					$ 4,737,500
Alset International Limited [Member]
Business Acquisition [Line Items]
Subsidiary, ownership percentage, parent			26.00%
Alset Inc [Member]
Business Acquisition [Line Items]
Subsidiary, ownership percentage, parent			32.00%
Third Party [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, other			149,443
Stock issued during period, value, other			$ 1,509,375
Common Stock [Member]
Business Acquisition [Line Items]
Consideration paid shares				13,433,858
Stock issued during period, shares, other				149,443
HWH International Inc [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, other	149,443	149,443
HWH International Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Consideration paid shares			12,500,000
Class A Common Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted			1,972,896
Conversion of stock, shares issued			2,156,250
Class B Common Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares issued			2,156,250